FAIR VALUE MEASUREMENTS - Liabilities Measured on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Private Placement Warrant liabilities	$ 3,960	$ 22,080
Contingent consideration payable - current	7,370	0
Contingent consideration payable - non-current	1,069	0
Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration payable - current	7,370
Contingent consideration payable - non-current	1,069
Total	12,399
Fair Value, Recurring | Private Warrant Liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Private Placement Warrant liabilities	3,960	22,080
Fair Value, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration payable - non-current	0
Total	0
Fair Value, Recurring | Level 1 | Private Warrant Liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Private Placement Warrant liabilities	0	0
Fair Value, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration payable - non-current	0
Total	0
Fair Value, Recurring | Level 2 | Private Warrant Liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Private Placement Warrant liabilities	0	0
Fair Value, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration payable - current	7,370
Contingent consideration payable - non-current	1,069
Total	12,399
Fair Value, Recurring | Level 3 | Private Warrant Liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Private Placement Warrant liabilities	$ 3,960	$ 22,080